Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets fair value	R$ 3,102,639	R$ 1,105,089
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Premium Bond [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		2,573
Investments Fund Quotas [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	13,987	140,445
Investment Securities Letters Of Credits [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	210,891	1,073
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	1,722,314	546,768
Investment Securities National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	646,754
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Mexican Government Securities C E T E S [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	118,776
Repurchase Agreements Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		R$ 6,236